Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Financial Instruments and Risk Management

NOTE 11 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a.	General

The Company operates internationally, which gives rise to exposure to market risks, mainly from changes in foreign exchange rates. The Company uses financial instruments and derivatives to hedge its balance sheet exposures as well as certain future cash flows in connection with payroll and related expenses and anticipated probable transactions which are expected to be denominated in non-Dollar currencies.

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli, European and United States banks, the Company does not expect any counterparties to fail to meet their obligations. The Company does not require or place collateral with respect to these financial instruments. The Company does not hold or issue derivatives for trading purposes.

b.	Derivative instruments

As stated in Note 1s, the Company enters into various types of foreign exchange derivatives in managing its foreign exchange risks. The notional amounts of these derivatives as of December 31, 2013 were as follows:

$ in millions
Forward exchange and options for conversion of:
Euros into Dollars	11.0

Japanese Yen into Dollars	51.6

Dollars into NIS	32.0

Korean Won into Dollars	19.7

Chinese Yuan into Dollars	14.9

Taiwan Dollars into Dollars	39.4

The terms of all of these currency derivatives are less than one year.

The following table summarizes activity in accumulated other comprehensive income (loss) related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Balance at beginning of year	628	(600)	581
Unrealized gains (losses) from derivatives	1,640	498	(267)
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(645)	(708)	(48)
included in various statements of operations items	(1,211)	1,303	(757)
Tax effect	(3)	135	(109)

Balance at end of year	409	628	(600)

c.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually close or identical to their carrying amounts. The fair value of non-current trade receivables and long-term liabilities also approximates the carrying amounts, since they bear interest at rates close to prevailing market rates.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2013 and 2012, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 2	Total
December 31, 2013:
Assets:
Derivative assets designated as hedging instruments	361	361

Derivative assets not designated as hedging instruments	958	958

Liabilities -
Derivative liabilities not designated as hedging instruments	131	131

December 31, 2012:
Assets:
Derivative assets designated as hedging instruments	648	648

Derivative assets not designated as hedging instruments	1,690	1,690

Liabilities -
Derivative liabilities not designated as hedging instrument	573	573

1.	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

2.	Level 2 - Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly. Derivaties, as described in b. above, are of value primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies and the Company therefore has the ability to perform an independent verification to validate the quotation obtained.

3.	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement. These estimated fair values are subject to uncertainties that are difficult to predict.